Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related party transactions
Amount due from related parties		¥ 412,314,000		$ 133,304	¥ 863,516,000
Amount due to related parties		(325,119,000)		$ (16,167)	(104,726,000)
Staging Finance Group
Related party transactions
Amount due from related parties					183,260,000
Staging Finance Group | Sales of goods
Related party transactions
Amount of related party transactions	¥ 1,016,286,000
Business Infinite Group
Related party transactions
Amount due to related parties					(6,209,000)
Business Infinite Group | Provision of fulfillment services and sales of goods
Related party transactions
Amount of related party transactions	112,541,000
Tencent Group
Related party transactions
Amount due from related parties		174,949,000			520,094,000
Amount due to related parties		(321,066,000)			(77,893,000)
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Amount of related party transactions	139,602,000	95,287,000
Tencent Group | Online marketplace services
Related party transactions
Amount of related party transactions	111,000	272,000
Tencent Group | Purchase of advertising resources
Related party transactions
Amount of related party transactions	195,805,000	88,076,000
Shanghai Icson Group
Related party transactions
Amount due from related parties		237,365,000			105,176,000
Shanghai Icson Group | Provision of fulfillment services and sales of goods
Related party transactions
Amount of related party transactions	6,000	164,811,000
Shanghai Icson Group | Service and purchases
Related party transactions
Amount of related party transactions	168,875,000	103,976,000
Bitauto Group
Related party transactions
Amount due to related parties					(311,000)
Bitauto Group | Traffic support, marketing and promotion services
Related party transactions
Amount of related party transactions	455,161,000
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties					(2,755,158,000)
Tuniu Group
Related party transactions
Amount due to related parties					(721,000)
Tuniu Group | Traffic support, marketing and promotion services
Related party transactions
Amount of related party transactions	¥ 51,095,000
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties					(649,047,000)
Major related parties
Related party transactions
Amount due from related parties		412,314,000			808,530,000
Amount due to related parties		(321,066,000)			(85,134,000)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties					(3,404,205,000)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties		¥ 0			54,986,000
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets	0.50%	0.00%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		¥ 4,053,000			¥ 79,064,000
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, accrued expenses and other current liabilities, and deferred revenues	0.19%	0.02%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.01%	0.00%	0.00%
Related parties, other than the major related parties | Total operating expense | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.02%	0.01%	0.00%